TAXATION, Deferred Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets [Abstract]
Property and equipment	$ 3,290	$ 2,904
Deferred revenue	145,003	141,356
Unutilized tax losses and unused capital allowances	1,690,773	960,998
Provision and accrued expenses	28,807	21,170
Allowance for credit losses	13,012	6,346
Others	7,811	3,137
Valuation allowance	(1,768,957)	(1,016,676)
Total deferred tax assets	119,739	119,235
Deferred tax liabilities [Abstract]
Property and equipment	(6,949)	(2,001)
Intangible assets	(1,174)	(433)
Deferred channel costs	(13,783)	(13,750)
Others	(1,070)	(4,673)
Total deferred tax liabilities	(22,976)	(20,857)
Net deferred tax assets	96,763	98,378
Tax losses with expiry date	3,473,098	$ 1,671,044	$ 1,773,877
Deferred tax liability recognized on undistributed earnings	$ 0